Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable | Top 10 customers
Accounts receivable, net
Accounts receivable, percentage	76.00%	86.00%
Credit concentration risk [Member] | Accounts receivable | Customer A
Accounts receivable, net
Accounts receivable, percentage	30.00%	39.00%
Credit concentration risk [Member] | Accounts receivable | Customer B
Accounts receivable, net
Accounts receivable, percentage		12.00%
Credit concentration risk [Member] | Accounts receivable | Customer C
Accounts receivable, net
Accounts receivable, percentage	18.00%	17.00%